Shareholders' Equity (Details) - Schedule of warrants activity - USD ($) $ in Thousands		12 Months Ended
	Feb. 05, 2019	Dec. 31, 2022	Dec. 31, 2021	Feb. 05, 2019
Schedule Of Warrants Activity Abstract
Public warrants assumed from Wealthbridge’s initial Public Offering on February 5, 2019	5,750,000
Private warrants assumed from Wealthbridge’s private placement on February 5, 2019				270,000
Balance of warrants outstanding , beginning		6,023,700	6,020,000
Balance of warrants outstanding , beginning			3 years 1 month 6 days
Balance of warrants outstanding , beginning			Feb. 04, 2024
Additional warrants upon exercise of UPO (in Dollars)			$ 100,000
Exercised			(96,300)
Balance of warrants outstanding , ending		6,023,700	6,023,700
Balance of warrants outstanding , ending		1 year 1 month 6 days	2 years 1 month 6 days
Balance of warrants outstanding , ending		Feb. 04, 2024	Feb. 04, 2024
Balance of warrants exercisable as of December 31, 2022		6,023,700
Balance of warrants exercisable as of December 31, 2022		1 year 1 month 6 days
Balance of warrants exercisable as of December 31, 2022		Feb. 04, 2024